UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Kara Fricke, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-7947

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

March 31, 2018

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds

Commodity Trading Advisors - Managed Futures
Teza Fund V LP	2/1/2016	$14,923,333	$14,455,149	3.22%
Two Sigma Absolute Return Macro Enhanced Fund, LP	7/1/2014	12,483,681	13,426,694	3.00

Total Commodity Trading Advisors - Managed Futures		27,407,014	27,881,843	6.22

Distressed
Cerberus Partners, L.P.	11/1/2009	4,268,000	9,906,612	2.21
Cerberus SPV, LLC	11/1/2009	2,618,803	6,662,869	1.49
Trend Capital Gaucho Fund LP	11/1/2016	9,128,505	9,337,019	2.08

Total Distressed		16,015,308	25,906,500	5.78

Equity Long/Short - High Hedge
Citadel Tactical Trading LLC	1/1/2008	4,939,276	35,845,432	8.00
Holocene Advisors Fund LP	4/1/2017	12,000,000	13,252,919	2.96
Magnetar Equity Opportunities Fund LLC	2/1/2011	759,917	2,870,284	0.64
Neuberger Berman Principal Strategies Fund L.P.	8/1/2017	13,300,000	12,938,708	2.88
PivotBase Fund LP	12/1/2017	10,500,000	10,536,946	2.35

Total Equity Long/Short - High Hedge		41,499,193	75,444,289	16.83

Equity Long/Short - Opportunistic
Anchor Bolt Fund, LP	2/1/2014	10,524,991	13,166,395	2.94
Axon Partners, LP	10/1/2007	4,384,155	1,894,304	0.43
Pelham Global Financials Fund LP	6/1/2017	7,500,000	8,942,613	1.99
Pelham Long/Short Fund LP	7/1/2013	7,298,930	10,984,753	2.45
Pelham Long/Short Small Cap Fund LP	7/1/2015	9,532,157	14,109,937	3.15
Pleiad Asia Onshore Feeder Fund	2/1/2016	7,312,500	8,025,797	1.79
Scopus Partners II, L.P.	3/1/2018	10,000,000	9,780,000	2.18
Turiya Fund LP	10/1/2015	9,078,994	10,186,746	2.27
Valinor Capital Partners, L.P.	7/1/2011	10,561,092	14,522,481	3.24

Total Equity Long/Short - Opportunistic		76,192,819	91,613,026	20.44

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2018

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Event Driven Equity
Numina Capital Enhanced Fund, L.P.	8/1/2016	$15,000,000	$11,532,452	2.57%
Sachem Head LP	4/1/2015	8,823,139	9,763,105	2.18

Total Event Driven Equity		23,823,139	21,295,557	4.75

Macro
Andurand Commodities Fund LP	8/1/2016	5,759,195	6,207,699	1.38
Autonomy Global Macro Fund LP	6/1/2013	10,440,598	14,865,576	3.32
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	15,179,708	30,332,939	6.77
Key Square Partners LP	3/1/2016	17,750,000	18,567,898	4.14
Rokos Global Macro Fund LP	12/1/2015	9,425,000	11,570,101	2.58
X2 Opportunistic Debt Fund, LLC	2/1/2017	12,000,000	9,517,303	2.12

Total Macro		70,554,501	91,061,516	20.31

Merger/Risk Arbitrage
Castlerigg Merger Arbitrage Enhanced Fund, L.P.	9/1/2017	11,000,000	10,741,569	2.40

Total Merger/Risk Arbitrage		11,000,000	10,741,569	2.40

Mortgage Arbitrage
Cerberus CMBS Opportunities Fund, L.P.	10/1/2014	10,304,671	11,742,474	2.62
Cerberus Global Residential Mortgage Opportunity Fund L.P.	2/1/2013	6,893,418	11,044,435	2.46
Shelter Growth Opportunities Fund LP	2/1/2016	21,000,000	25,719,713	5.74
Tilden Park Investment Fund LP	3/1/2012	6,774,721	14,497,067	3.23

Total Mortgage Arbitrage		44,972,810	63,003,689	14.05

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2018

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Multi-Strategy
Citadel Wellington LLC	8/1/2006	$7,677,419	$17,046,359	3.80%
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	1,142,789	1,289,859	0.29
Magnetar Capital Fund, LP	1/1/2008	128,498	203,548	0.04
OZ Asia Domestic Partners, L.P.	1/1/2006	17,704	1,044	0.00
OZ Europe Domestic Partners II, L.P.	4/1/2007	191,819	36,466	0.01
Perry Partners, L.P.	11/1/2006	52,737	117,118	0.03
QVT SLV Onshore Ltd.	3/1/2012	641,783	1,098,801	0.24
QVT Special Investment Onshore Fund, Ltd.	3/1/2012	110,373	351,421	0.08

Total Multi-Strategy		9,963,122	20,144,616	4.49

Other Directional
GKC Credit Opportunities, LP	10/1/2014	7,043,559	8,016,000	1.79

Total Other Directional		7,043,559	8,016,000	1.79

Private Placements
QVT Roiv Hldgs Onshore Ltd.	1/1/2016	962,291	1,336,918	0.30

Total Private Placements		962,291	1,336,918	0.30

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2018

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Statistical Arbitrage
D.E. Shaw Valence Fund, L.L.C.	1/1/2015	$9,025,000	$13,594,700	3.03%
GSA International Fund LP	11/1/2012	5,611,589	8,587,331	1.92
GSA QMS Fund LP	6/1/2011	18,012,795	25,388,284	5.67
OxAm Quant Fund (US) LLC	2/1/2015	10,603,107	10,224,206	2.28
Two Sigma Spectrum U.S. Fund, LP	5/1/2011	15,822,019	28,565,702	6.37

Total Statistical Arbitrage		59,074,510	86,360,223	19.27

Total Investments in Investment Funds		$388,508,266	522,805,746	116.63

Liabilities in excess of Other Assets			(74,530,651)	(16.63)

Total Net Assets			$448,275,095	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2018

Strategy Allocation	Percent of Net Assets
Macro	20.31%
Equity Long/Short - Opportunistic	20.44
Statistical Arbitrage	19.27
Equity Long/Short - High Hedge	16.83
Mortgage Arbitrage	14.05
Commodity Trading Advisors - Managed Futures	6.22
Distressed	5.78
Event Driven Equity	4.75
Multi-Strategy	4.49
Merger/Risk Arbitrage	2.40
Other Directional	1.79
Private Placements	0.30

Total Investments in Investment Funds	116.63%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Trustees (the “Board”) of Alternative Investment Partners Absolute Return Fund (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net asset value of each such Investment Fund (“NAV”), as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Funds of Hedge Funds and Alternative Lending Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an investment using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments) or short-term investments that are valued at amortized cost

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2, or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2018 to March 31, 2018, the Fund did not have any transfers between Levels 1, 2, or 3.

As of March 31, 2018, all of the investments in Investment Funds are fair valued using the NAV as practical expedient and are therefore excluded from the fair value hierarchy.

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3.	Exhibits

a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alternative Investment Partners Absolute Return Fund

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	May 30, 2018

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	May 30, 2018

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	May 30, 2018